Intangible assets, net - Finite-Lived Other Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost
Cost, beginning balance	€ 1,908.5	€ 1,894.9
Additions	58.5	14.3
Disposals	(11.6)	(0.6)
Effect of changes in exchange rates	0.9	(0.1)
Cost, ending balance	1,956.3	1,908.5	€ 1,894.9
Accumulated amortization and impairment
Accumulated amortization, beginning balance	1,287.2	1,153.2
Amortization	€ 123.5	126.0	127.6
Impairment Intangible Asset, Statement Of Income Or Comprehensive Income, Extensible Enumeration Not Disclosed Flag	Impairment charges
Impairment charges	€ 6.5	8.0
Disposals	(0.1)	(0.5)
Accumulated amortization, ending balance	1,416.2	1,287.2	1,153.2
Carrying amount
Carrying amount	540.1	621.3
Accumulated amortization and impairment
Cost
Effect of changes in exchange rates	(0.9)	0.5
Brands
Cost
Cost, beginning balance	38.9	38.9
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	38.9	38.9	38.9
Accumulated amortization and impairment
Accumulated amortization, beginning balance	18.7	16.8
Amortization	1.9	1.9
Impairment charges	0.0	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	20.6	18.7	16.8
Carrying amount
Carrying amount	18.3	20.2
Brands | Accumulated amortization and impairment
Cost
Effect of changes in exchange rates	0.0	0.0
Intellectual property
Cost
Cost, beginning balance	147.1	147.1
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	147.1	147.1	147.1
Accumulated amortization and impairment
Accumulated amortization, beginning balance	112.4	104.1
Amortization	8.1	8.3
Impairment charges	6.5	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	127.0	112.4	104.1
Carrying amount
Carrying amount	20.1	34.7
Intellectual property | Accumulated amortization and impairment
Cost
Effect of changes in exchange rates	0.0	0.0
Developed technology
Cost
Cost, beginning balance	1,220.2	1,220.2
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	1,220.2	1,220.2	1,220.2
Accumulated amortization and impairment
Accumulated amortization, beginning balance	828.7	754.2
Amortization	74.5	74.5
Impairment charges	0.0	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	903.2	828.7	754.2
Carrying amount
Carrying amount	317.0	391.5
Developed technology | Accumulated amortization and impairment
Cost
Effect of changes in exchange rates	0.0	0.0
Customer relationships
Cost
Cost, beginning balance	228.6	228.6
Additions	0.0	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	228.6	228.6	228.6
Accumulated amortization and impairment
Accumulated amortization, beginning balance	146.6	134.0
Amortization	12.6	12.6
Impairment charges	0.0	0.0
Disposals	0.0	0.0
Accumulated amortization, ending balance	159.2	146.6	134.0
Carrying amount
Carrying amount	69.4	82.0
Customer relationships | Accumulated amortization and impairment
Cost
Effect of changes in exchange rates	0.0	0.0
Other
Cost
Cost, beginning balance	273.7	260.1
Additions	58.5	14.3
Disposals	(11.6)	(0.6)
Effect of changes in exchange rates	0.9	(0.1)
Cost, ending balance	321.5	273.7	260.1
Accumulated amortization and impairment
Accumulated amortization, beginning balance	180.8	144.1
Amortization	26.4	28.7
Impairment charges	0.0	8.0
Disposals	(0.1)	(0.5)
Accumulated amortization, ending balance	206.2	180.8	€ 144.1
Carrying amount
Carrying amount	115.3	92.9
Other | Accumulated amortization and impairment
Cost
Effect of changes in exchange rates	€ (0.9)	€ 0.5